As filed with the Securities and Exchange Commission on July 28, 2014

Securities Act File No. 333-185238

Investment Company Act File No. 811-22743

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 13	☒

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

(Exact name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, New York 10154

(Name and Address of Agent for Service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On July 31, 2014 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Registrant’s Blackstone Alternative Multi-Manager Fund series. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

EXPLANATORY NOTE

Parts A, B, and C to the Blackstone Alternative Investment Funds (the “Registrant”) Post-Effective Amendment No. 5 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 9 to the Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on May 30, 2014 (“Post-Effective Amendment No. 5/9”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate July 31, 2014 as the new effective date for Post-Effective Amendment No. 5/9, filed pursuant to Rule 485(a) under the Securities Act on May 30, 2014, which contains the Prospectus and the Statement of Additional Information describing Blackstone Alternative Multi-Manager Fund, a series of the Registrant. Post-Effective Amendment No. 5/9 was scheduled to become effective 60 days after filing, on July 29, 2014, pursuant to Rule 485(a)(1) under the Securities Act. This post-effective amendment is not intended to amend or supersede any information contained in Post-Effective Amendment No. 5/9 and is not intended to amend the prospectus or statement of additional information of other any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Blackstone Alternative Investment Funds, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of July, 2014.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Brown* John M. Brown	Trustee	July 28, 2014

/s/ Frank J. Coates* Frank J. Coates	Trustee	July 28, 2014

/s/ Paul J. Lawler* Paul J. Lawler	Trustee	July 28, 2014

/s/ Kristen M. Leopold* Kristen M. Leopold	Trustee	July 28, 2014

/s/ Peter Koffler* Peter Koffler	Trustee	July 28, 2014

/s/ Brian F. Gavin Brian F. Gavin	President (Principal Executive Officer)	July 28, 2014

/s/ Arthur Liao Arthur Liao	Treasurer (Principal Financial and Accounting Officer)	July 28, 2014

*By:	/s/ Brian F. Gavin
Brian F. Gavin**

Date: July 28, 2014

**	Attorney-in-Fact pursuant to a Power of Attorney previously filed with the SEC as part of Pre-Effective Amendment No. 2 to the Registration Statement under the 1933 Act and Amendment No. 2 to the Registration Statement under the 1940 Act on April 25, 2013.

SIGNATURES

Blackstone Alternative Multi-Manager Sub Fund II Ltd. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of July, 2014.

BLACKSTONE ALTERNATIVE MULTI-MANAGER SUB FUND II LTD.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler Peter Koffler	Director	July 28, 2014

/s/ Brian F. Gavin Brian F. Gavin	Director	July 28, 2014

SIGNATURES

Blackstone Alternative Multi-Manager Sub Fund III L.L.C. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of July, 2014.

BLACKSTONE ALTERNATIVE MULTI-MANAGER SUB FUND III L.L.C.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler	Manager	July 28, 2014
Peter Koffler

/s/ Brian F. Gavin	Manager	July 28, 2014
Brian F. Gavin

SIGNATURES

Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of July, 2014.

BLACKSTONE ALTERNATIVE MULTI-MANAGER SUB FUND IV L.L.C.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler	Manager	July 28, 2014
Peter Koffler

/s/ Brian F. Gavin	Manager	July 28, 2014
Brian F. Gavin

ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Harsha Pulluru T +1 617 951 7291 F +1 617 235 0658 harsha.pulluru@ropesgray.com

July 28, 2014

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Investment Funds
(File Nos. 333-185238 and 811-22743)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Blackstone Alternative Investment Funds (the “Registrant”) pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 13 to the Registration Statement on Form N-1A under the 1940 Act (“Amendment No. 9/13”).

This Amendment No. 9/13 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate July 31, 2014 as the new effective date for Post-Effective Amendment No. 5 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 9 to the Registration Statement under the 1940 Act, filed pursuant to Rule 485(a) under the Securities Act on May 30, 2014 (“Amendment No. 5/9”). Amendment No. 5/9 was scheduled to become effective 60 days after filing, on July 29, 2014, pursuant to Rule 485(a)(1) under the Securities Act. No fees are required in connection with this filing.

We have assisted the Registrant in the preparation of this Amendment No. 9/13 and believe that this Amendment 9/13 does not contain any disclosure that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act.

Amendment No. 9/13 relates only to Blackstone Alternative Multi-Manager Fund, a series of the Registrant, and is not intended to amend or supersede any information in the prospectus or statement of additional information of any other series of the Registrant.

Please direct any questions or comments on the enclosed materials to me at 617-951-7291.

Very truly yours,

/s/ Harsha Pulluru

Harsha Pulluru